Fulfillment expense (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment expense	$ 41,920	$ 43,884	$ 76,783
Percentual decrease in expenses (as a percent)	9.70%
Fulfillment expense per order basis (in dollars per share)	$ 2.30	$ 2.56
Fulfillment expense
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment staff costs	$ 12,470	$ 13,293	20,062
Fulfillment centers expense	2,225	2,630	6,057
Freight and shipping expense	27,225	27,961	50,664
Fulfillment expense	$ 41,920	$ 43,884	$ 76,783
Percentual decrease in expenses (as a percent)	4.50%